SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2016
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Recent account pronouncements

Recent account pronouncements:

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers, which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. The FASB has deferred the effective date of this ASU for reporting periods beginning after December 15, 2017. The Company is in the process of evaluating the impact of this standard, if any, on its consolidated statements and related disclosures.

In July 2014, the FASB issued ASU 2015-11, Inventory (Topic 330) – Simplifying the Measurement of Inventory, which requires an entity to measure inventory at the lower of cost and net realizable value. The amendments in the Update are effective for fiscal years beginning after December 15, 2016. The adoption is not expected to have material impact on the consolidated financial statements.

In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which provides new authoritative guidance regarding management’s responsibility to assess an entity’s ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. The standard is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. The adoption is not expected to have material impact on the consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, which provides new authoritative guidance on the requirements for lessees to recognize most leases on-balance sheet, lessor accounting remains substantially similar to current U.S. GAAP. The standard is effective for annual periods in fiscal years beginning after December 15, 2019. Early adoption is permitted for annual or interim reporting periods for which the financial statements have not previously been issued. The Company is in the process of evaluating the impact of this standard if any, on its consolidated statements and related disclosures.